Retirement benefits (Narrative) (Details) - GBP (£) £ in Billions	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 0.9	£ 0.7
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ 1.1	£ 1.0
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan				£ 7.9
Funding level percentage				81.50%
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2017 valuation [Member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan			£ (4.8)
Funding level percentage			86.80%